BIOLOGICAL ASSETS - Net effect of changes in fair value of biological assets (Details) $ in Thousands	12 Months Ended
Nov. 30, 2021 CAD ($)
BIOLOGICAL ASSETS
Unrealized change in fair value of biological assets	$ (168)
Realized fair value increments on inventory sold or impaired	$ (20)
Reasonably possible increase or decrease in the percentage of estimated yield per cannabis plant	10.00%
Unrealized fair value of biological assets charges which are yet to be expensed, as the related biological assets and cannabis inventory is not yet sold	$ 121